TOUCHSTONE
                                   INVESTMENTS


August 21, 2006

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549

      Re:      Touchstone Strategic Trust
               File Nos. 333-134486, 2-80859 and 811-3651

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Touchstone Strategic Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 63) has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary


                   303 Broadway o Suite 1100 o Cincinnati, OH
           45202-4203 PH:513.362.8000 o 800.638.8194 oFAX:513.362.8320
                         o www.touchstoneinvestments.com
               Touchstone Securities, Inc. o Member NASD and SIPC
                 A Member of Western & Southern Financial Group